LOSS PER SHARE - Summary of Basic Earnings Per Share (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
(Loss) for the year, attributable to the owners of the Company (basic), Continuing operations	€ (1,103,575)	€ (74,894)	€ (46,542)
(Loss) for the year, attributable to the owners of the Company (basic)	(1,103,575)	(74,894)	(46,542)
(Loss) for the year, attributable to the owners of the Company (basic), Continuing operations	(1,103,575)	(83,215)	(48,096)
(Loss) for the year, attributable to the owners of the Company (basic)	€ (1,103,575)	€ (83,215)	€ (48,096)
Earnings per Share Basic
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Ordinary shares, beginning balance	466,762,000	491,184,000	9,000
AdjustedWeightedAverageShares	576,136,000	485,513,000	491,184,000
Earnings per Share Basic | Conversion of preferred A shares into ordinary shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	42,301,000	0	0
Earnings per Share Basic | Issue of shares to CIIG shareholders
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	56,075,000	0	0
Earnings per Share Basic | Issue of shares for exercise of warrants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	7,035,000	0	0
Earnings per Share Basic | Exercise of options by SOP participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	24,000	0	0
Earnings per Share Basic | Shares repurchased from RSP participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	(42,000)	0	0
Earnings per Share Basic | Shares granted to RSU scheme’s participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	3,000	0	0
Earnings per Share Basic | Issue of ordinary shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	3,978,000	0	0
Earnings per Share Basic | Share split
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	0	27,000
Earnings per Share Basic | Conversion of distributable reserves into shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	0	491,148,000
Earnings per Share Basic | Treasury shares and RSP 2020 shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	(6,481,000)	0
Earnings per Share Basic | RSP shares vested
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	810,000	0